Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jan. 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Ownership percentage		100.00%
Deferred tax liability recorded in equity	$ 1,195,861		$ 298,647	$ 131,480	$ 138,191	$ 46,821	$ 36,563
IPO | Deferred Tax Liability Recorded In Equity
Income Taxes [Line Items]
Deferred tax liability recorded in equity		$ 164,500